Material accounting policies (Details Narrative)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies
Interest rate, description	For payment institutions, the rates are 12% for the 2026 and 2027 period and 15% from 2028 onwards, while for credit, financing and investment companies, the rates are 17.5% for the 2026 and 2027 period and 20% from 2028 onwards.